ALLOWANCES FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2016
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES
5. ALLOWANCES FOR DOUBTFUL RECEIVABLES

Along with the recovery of solar industry and continued legal actions, the Group was able to collect payments on these receivable, as such, allowance of $3,823,744, $2,026,567 and $1,053,041 previously recorded have been reversed in 2014, 2015 and 2016 respectively.

Analysis of allowances for accounts receivable is as follows:

	Year ended December 31,
	2014	2015	2016
Beginning of the year	$7,160,782	$3,189,110	$1,087,465
Reversal during the year	(3,823,744)	(2,026,567)	(1,053,041)
Foreign exchange effect	(147,928)	(75,078)	(24,261)
Closing balance	$3,189,110	$1,087,465	$10,163